Taxation (Details) - Schedule of income tax provision	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Schedule Of Income Tax Provision Abstract
Current income tax expenses	¥ 2,465,462	$ 353,999	¥ 839,107	¥ 2,637,319
Deferred income tax (benefits)/expenses	116,755	16,764	864,072	(1,002,390)
Total income tax expenses	¥ 2,582,217	$ 370,763	¥ 1,703,179	¥ 1,634,929